Offerings	Aug. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.

Including such indeterminate amount of common stock as may be issued from time to time at indeterminate prices or upon conversion of debt securities, preferred stock registered hereby or upon exercise of warrants registered hereby or upon exercise of rights registered hereby, as the case may be. In the event of a stock split, stock dividend or recapitalization involving the common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.

Including such indeterminate amount of preferred stock as may be issued from time to time at indeterminate prices or upon conversion of debt securities, preferred stock registered hereby or upon exercise of warrants registered hereby or upon exercise of rights registered hereby, as the case may be.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.

Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for shares of common stock, preferred stock, debt securities or units registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.

Because the units will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.

Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices or upon exercise of warrants or rights registered hereby, as the case may be.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A(iii)(b) of Item 16(b) of Form S-3 under the Securities Act.

Because the rights will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the registration fees. Registration fees will be paid subsequently on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00